Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment
Schedule of property and equipment balances

	December 31,
	2022	2021
Leasehold improvements	$1,810	$1,537
Furniture & fixtures	1,262	1,108
Computer equipment & software	3,206	2,701
Medical equipment	1,067	414
Software (development in process)	3,460	2,433
Vehicles	618	—
Other	37	37
	11,460	8,230
Less: accumulated depreciation	(2,621)	(182)
Property and equipment, net	$8,839	$8,048